Financing Expenses (Income), Net - Schedule of Financing Expenses (Income), Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financing Expenses (Income), Net [Abstract]
Amortization of discount and accrued interest relating to straight loan received from commercial banks		$ 30
Interest Income on bank deposits	(113)	(296)
Exchange rate differences and other finance expenses	68	22
Total Financing income (expenses), net	$ (45)	$ (244)